Accrued expenses and other payables	12 Months Ended
Dec. 31, 2022
Accrued expenses and other payables
Accrued expenses and other payables

15.    Accrued expenses and other payables

		As of December 31,
		2021	2022
		RMB	RMB
Accrual for salary and bonus		18,184	6,426
Other taxes and surcharge payable		31,000	24,081
Down payments collected on behalf of secondary property sellers	(1)	—	—
Amounts due to franchisees	(2)	2,252	218
Professional service fee		4,158	982
Amounts due to third parties under collaborative agreements	(3)	48,133	41,444
Accrued expenses		24,670	10,406
Receipt in advance		37,037	12,551
Others		72,764	85,032
Accrued expenses and other payables		238,198	181,140

(1)	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed.
(2)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2021 and 2022 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
(3)	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.